PROSPECTUS SUPPLEMENT
dated October 11, 1999 to:

PUTNAM VARIABLE TRUST (THE "TRUST")                   56181 10/99
Prospectuses dated April 30, 1999

In the section entitled "Who manages the funds?," the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of the portfolio of Putnam VT Income Fund is replaced with the following:

                                 BUSINESS EXPERIENCE
                         YEAR    (AT LEAST 5 YEARS)
                         ------- -----------------------------
PUTNAM VT INCOME FUND

Kevin M. Cronin         1999    Employed by Putnam Management since 1997.
Managing Director               Prior to February 1997, Mr. Cronin was
                                employed at MFS Investment Management.

Krishna K. Memani       1999    Employed by Putnam Management since 1998.
Managing Director               Prior to September 1998, Mr. Memani was
                                employed at Morgan Stanley & Co.


40009-17-A (10/99)
                                    HV- 2522
S-6468-31 A (10/99)